Schedule of other operating expenses, net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other operating expenses, net		R$ (7)		R$ (71)	R$ (386)
Tax Installments And Other Tax Risks [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net		(139)		(374)	(158)
Integration Restructuring Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	[1]	(290)		(454)	(267)
Loss Gain On Disposal Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	[2]	(17)		378	39
Extra Hiper Stores Transaction [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	[3]	426
Corporate Reorganization [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net			[4]	R$ 513
Prevention Spending Covid 19 [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net			[5]		R$ (134)
Others [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net		R$ 13

[1]	Amounts related to restructuring expenses in the Brazilian operations and those incurred in connection with the acquisition of Éxito Group.
[2]	In 2020, the net gain on disposal of fixed assets was mainly impacted by Sale and Leaseback operations in the amount of R$187 (see note 1.4, disposal of 3 stores in the city of Curitiba in the amount of R$68 and the disposal of 2 non-core properties in the city of São Paulo in the amount of R$190 (see note 32), R$45 in 2019.
[3]	For the sale of these 20 commercial points and the 6 owned properties, on December 31, 2021, the Company recorded revenue in the amount of R$1.2 billion, in addition to write-offs of assets corresponding to the amount of R$481, positive effect from the remeasurement of IFRS 16 of R$522 and expenses of R$816 (R$147 of which related to dismissal of employees, R$283 cancellation of contracts, R$279 markdown of inventories and R$107 other expenses related to the transaction)). See Note 1.1.
[4]	Impacts related to the spin-off of Sendas totaled revenue of R$513 including (i) revaluation of the remaining held in FIC by IFRS10 (50% of the interest held in GPA was transferred to Sendas at fair value price) in the amount of R$573 (see note 1.2) and (ii) costs related to the spin-off (expenses of R$60).
[5]	The expenses incurred as a consequence of the pandemic refer to the purchase of individual protection items and adaptation of the stores, expenses with overtime, expenses with internal and external communication, incremental expenses with transportation and with cleaning and sanitation services.